Income Taxes, additional income tax expense disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure
Range of potential change in unrecognized tax benefits due to state income tax positions and their resolution and expiration of statutes of limitations within the next year	$ 5.5
Net accrued interest and penalties, total	13.2	15.0
Accrued interest and penalties related to unrecognized income tax benefits	$ (1.5)	$ (2.5)	$ 1.8
Federal
Income Tax Disclosure
Open tax years	2009
State
Income Tax Disclosure
Open tax years	2008